Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 29, 2014	Jun. 30, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 19,756	$ 20,307
Receivables, less allowance for doubtful accounts of $500 at June 29, 2014 and June 30, 2013	68,822	47,514
Inventories, net	30,502	24,312
Customer tooling in progress, net	5,292	2,278
Deferred income taxes	5,671	4,267
Other current assets	5,596	7,821
Total current assets	135,639	106,499
INVESTMENT IN JOINT VENTURES	9,977	9,166
OTHER LONG-TERM ASSETS	11,639	2,420
PROPERTY, PLANT AND EQUIPMENT, NET	55,781	51,415
Total assets	213,036	169,500
CURRENT LIABILITIES:
Accounts payable	36,053	25,543
Borrowings under credit facility		2,250
Accrued liabilities:
Payroll and benefits	18,058	13,993
Environmental	1,397	1,414
Warranty	3,462	2,500
Income taxes	527
Other	5,766	5,025
Total current liabilities	65,263	50,725
Commitments and Contingencies – see note on page 44
DEFERRED INCOME TAXES	5,127	1,009
BORROWINGS UNDER CREDIT FACILITY	2,500
ACCRUED PENSION OBLIGATIONS	1,619	1,464
ACCRUED POSTRETIREMENT OBLIGATIONS	2,223	2,717
OTHER LONG-TERM LIABILITIES	1,401	1,705
SHAREHOLDERS’ EQUITY:
Common stock, authorized 12,000,000 shares, $.01 par value, issued 7,110,308 shares at June 29, 2014 and 6,998,702 shares at June 30, 2013	71	70
Capital in excess of par value	87,054	82,684
Retained earnings	194,498	179,614
Accumulated other comprehensive loss	(20,198)	(22,212)
Less: Treasury stock at cost (3,625,492 shares at June 29, 2014 and 3,626,673 shares at June 30, 2013)	(135,919)	(135,938)
Total STRATTEC SECURITY CORPORATION shareholders’ equity	125,506	104,218
Non-controlling interest	9,397	7,662
Total shareholders’ equity	134,903	111,880
Total liabilities and shareholders' equity	$ 213,036	$ 169,500